INCOME TAXES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Asset Purchase Agreement
Income tax benefit at statutory rate	$ 7,130,000	$ 2,852,000
Change in valuation allowance	(7,130,000)	(2,852,000)
Provision for federal/state income taxes	$ 0	$ 0